Label	Element	Value
Class B Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS B
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000701817_SupplementTextBlock

SEI TAX EXEMPT TRUST

Pennsylvania Municipal Bond Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class B Shares Prospectus (the "Prospectus") dated December 31, 2014, as amended on July 7, 2015

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	STET PENNSYLVANIA MUNICIPAL BOND FUND
Expense [Heading]	rr_ExpenseHeading	Removal of Redemption Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes in the Fees and Expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE